Exhibit 99.2

SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of July 8, 2024
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of November 30, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E RECOVERY FUNDING LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the July 15, 2024 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods:    January 1, 2024 to June 30, 2024
Payment Date:        July 15, 2024

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	a.	Estimated Monthly Fixed Recovery Charges Remitted for January Collection Period	$ 9,968,410.00
	b.	Estimated Monthly Fixed Recovery Charges Remitted for February Collection Period	8,732,326.00
	c.	Estimated Monthly Fixed Recovery Charges Remitted for March Collection Period	7,948,744.00
	d.	Estimated Monthly Fixed Recovery Charges Remitted for April Collection Period	7,307,826.00
	e.	Estimated Monthly Fixed Recovery Charges Remitted for May Collection Period	5,068,871.00
	f.	Estimated Monthly Fixed Recovery Charges Remitted for June Collection Period	4,285,956.00
i.	Total Estimated Fixed Recovery Charge Remittances		$ 43,312,133.00
ii.	Investment Earnings on Collection Account
		iii. Investment Earnings on Capital Subaccount iv. Investment Earnings on Excess Funds Subaccount v. Investment Earnings on General Subaccount	$ 132,709.95 399,008.22 816,062.62
vi.		General Subaccount Balance (sum of i and v above)	$44,128,195.62
vii.		Excess Funds Subaccount Balance as of Prior Payment Date	$20,276,817.69
viii.		Capital Subaccount Balance as of Prior Payment Date	$5,024,220.80
ix.		Collection Account Balance (sum of vi -viii above)	$69,429,234.11

2.	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 194,449,777.00
ii.	Tranche A-2 Outstanding Amount		200,000,000.00
iii.	Tranche A-3 Outstanding Amount		568,440,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		962,889,777.00

3.	Required Funding/Payments as of Current Payment Date:		$ 35,437,611.82
Principal			Principal Due
i.	Tranche A-1		$ 9,542,197.00
ii.	Tranche A-2		-
iii.	Tranche A-3		-
iv.	For all Tranches of Recovery Bonds:		$ 9,542,197.00

Interest Tranche	Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v. Tranche A-1	5.045%	180	$ 194,449,777.00	$ 4,904,995.62
vi. Tranche A-2	5.256%	180	200,000,000.00	5,256,000.00
vii. Tranche A-3	5.536%	180	568,440,000.00	15,734,419.20
viii.	For all Tranches of Recovery Bonds:			$ 25,895,414.82

			Required Level	Funding Required
ix. Capital Subaccount			$ 4,916,810.00	-
4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts			$ 2,475.00
ii.	Servicing Fee			245,841.00
iii.	Administration Fee			37,500.00
iv.	Other Ongoing Financing Costs Expenses			48,250.00
v.	Semi-Annual Interest (including any past-due for prior periods)			25,895,414.82
vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs			$ 268,152.75

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Interest Payment	$ 4,905.00	$ 4,904,995.62
2.	Tranche A-2 Interest Payment	5,256.00	5,256,000.00
3.	Tranche A-3 Interest Payment	15,734.42	15,734,419.20

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 962,889,777.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1.	Tranche A-1 Principal Payment	$ 9,542.20	$ 9,542,197.00
2.	Tranche A-2 Principal Payment	-	-
3.	Tranche A-3 Principal Payment	-	-
viii.	Semi-Annual Principal		9,542,197.00
ix.	Deposit to Excess Funds Subaccount		8,088,365.04
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 43,312,133.00

5.	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	-
ii.	Capital Subaccount	-
iii.	Total Withdrawals	-

6.	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 184,907,580.00
ii.	Tranche A-2	200,000,000.00
iii.	Tranche A-3	568,440,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	953,347,580.00
v.	Excess Funds Subaccount Balance	28,365,182.73
vi.	Capital Subaccount Balance	5,156,930.75
vii.	Aggregate Collection Account Balance	$33,522,113.48

7.	Shortfalls in Interest and Principal Payments as of Current Payment Date

	i.	Semi-annual Interest
			Tranche A-1 Interest Payment	$ -
			Tranche A-2 Interest Payment	-
			Tranche A-3 Interest Payment	-
	ii.	Semi-Annual Principal
			Tranche A-1 Principal Payment	-
			Tranche A-2 Principal Payment	-
			Tranche A-3 Principal Payment	-

8.	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.
SERVICER:

PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MARGARET K. BECKER
Name: Margaret K. Becker
Title: Vice President and Treasurer